Share Based Compensation - Additional Information (Detail)	12 Months Ended				1 Months Ended				1 Months Ended									12 Months Ended			1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) Year	Dec. 31, 2011 CNY Year	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 30, 2006 Stock Option Plan 2003	May 30, 2005 Stock Option Plan 2003	Feb. 28, 2003 Stock Option Plan 2003	Feb. 28, 2003 Stock Option Plan 2003 Maximum	Nov. 09, 2011 Share Incentive Plan, 2006 USD ($)	Feb. 24, 2011 Share Incentive Plan, 2006 USD ($)	Nov. 10, 2010 Share Incentive Plan, 2006 USD ($)	Jun. 21, 2010 Share Incentive Plan, 2006 USD ($)	Mar. 19, 2010 Share Incentive Plan, 2006 USD ($)	Oct. 30, 2009 Share Incentive Plan, 2006 USD ($)	Jul. 14, 2009 Share Incentive Plan, 2006 USD ($)	Oct. 27, 2008 Share Incentive Plan, 2006 USD ($)	Mar. 31, 2008 Share Incentive Plan, 2006 USD ($)	Dec. 31, 2011 Share Incentive Plan, 2006 CNY	Dec. 31, 2010 Share Incentive Plan, 2006 CNY	Dec. 31, 2009 Share Incentive Plan, 2006 CNY	Oct. 27, 2008 Share Incentive Plan, 2006 Unvested Options USD ($)	Mar. 27, 2008 Share Incentive Plan, 2006 Unvested Options USD ($)	Dec. 21, 2007 Share Incentive Plan, 2006 Unvested Options USD ($)	Apr. 20, 2007 Share Incentive Plan, 2006 Unvested Options USD ($)	Dec. 26, 2006 Share Incentive Plan, 2006 Unvested Options USD ($)	Dec. 31, 2011 Share Incentive Plan, 2006 Maximum	Jul. 31, 2006 Restricted Stock	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2010 Restricted Stock CNY Year	Dec. 31, 2009 Restricted Stock CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awards vested period							4 years
Period within which share options, once vested, can be exercised from the date of grant							5 years
Shares issued, percentage								5.00%
Shares outstanding, percentage					9.00%	6.00%
Shares outstanding					4,784,226
Shares of restricted stocks issued to certain current senior managers																											1,020,000
Share base compensation expense																		76,535,000	53,142,000	31,238,000								0	130,000	771,000
Unrecognized compensation costs		180,285,000																											0
Weighted average contractual term																													0
Shares maximum term																										10 years
Number of ordinary shares that may be issued																										15,062,194
Share Incentive Plan expiring period																		2016
Share options granted									317,000	1,919,000	109,000	120,000	1,760,500	220,000	1,416,000	280,000	1,093,200
Fair value per option									$ 7.4567	$ 8.0297	$ 11.5940	$ 12.1760	$ 8.1764	$ 6.4533	$ 3.2313	$ 1.3942	$ 3.1826
Unvested shares exercise price																					$ 3.63
Ordinary share options modified																					2,443,000
Incremental value of share options modified																						$ 0.9830	$ 1.2588	$ 1.2601	$ 1.2415
Increase in stock compensation expense from 2009 to 2012 due to modification																					$ 4,628,000
Closing stock price	$ 12.90		$ 20.48	$ 17.68
Unrecognized compensation costs are expected to be recognized over a weighted average period (years)	2.44	2.44